Accrued liabilities and payables (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Accrued liabilities and payables
Accrued administrative and operating expenses	$ 6,191	$ 3,004
Current tax payable	552	1,375
Refund liabilities	1,589	1,834
Current portion of advance for refundable value added tax	438	429
Accrued interest	2,782	604
Other accruals and payables	400	212
Total accrued liabilities and other payables	$ 11,952	$ 7,458